Subsequent Events - Additional Information (Detail) - Events After Reporting Period [Member] - MXN ($) $ in Millions	Feb. 02, 2021	Jan. 19, 2021
Scotiabank Inverlat, S.A. (Scotiabank) [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payment of loan		$ 95.5
BBVA Bancomer, S.A. (BBVA) [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payment of loan	$ 95.5